TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
TAXES ON INCOME
TAXES ON INCOME

NOTE 10  -   TAXES ON INCOME

A.	Tax rates applicable to the income of the Israeli subsidiary:

BCT is taxed according to Israeli tax laws.

The Israeli corporate tax rate from the year 2018 and onwards is 23%.

B.	Tax rates applicable to the income of the US company:

BrainStorm Cell Therapeutics Inc. is taxed according to U.S. tax laws and is subject to federal tax rate of 21% and additional state tax as required.

C.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2025	2024

	U.S. $ in thousands
Operating loss carryforward	231,867	201,260

Net deferred tax asset before valuation allowance	64,220	56,239
Valuation allowance	(64,220)	(56,239)
Net deferred tax asset	—	—

As of December 31, 2025, the Company has provided a full valuation allowance of $64,220 in respect of deferred tax assets resulting from tax loss carryforward and other temporary differences. Management currently believes that because the Company has a history of losses, it is more likely than not that the deferred tax regarding the loss carryforward and other temporary differences will not be realized in the foreseeable future.

NOTE 10  -   TAXES ON INCOME (Cont.)

D.	Available carryforward tax losses:

As of December 31, 2025, the Company has an accumulated tax loss carryforward of approximately $231,867. Carryforward tax losses in Israel are of unlimited duration. Under the Tax Cut and Jobs Act of 2017, or the Tax Act (subject to modifications under the Coronavirus Aid, Relief, and Economic Security Act), federal net operating losses (NOL) incurred in taxable years ending after December 31, 2017 and in future years may be carried forward indefinitely, but the deductibility of such federal net operating losses is limited. It is uncertain if and to what extent various states will conform to the newly enacted federal tax law.

In addition, under Section 382 of the Internal Revenue Code of 1986, as amended, and corresponding provisions of state law, if a corporation undergoes an “ownership change,” which is generally defined as greater than 50 percentage point change, by value, in its equity ownership over a three-year period, the corporation’s ability to use its pre-change NOL carryforwards and other pre-change tax attributes to offset its post-change income or taxes may be limited. Such limitations may result in the expiration of net operating losses before utilization.

E.	Loss from continuing operations, before taxes on income, consists of the following:

	Year ended
	December 31,
	2025	2024

	U.S. $ in thousands
United States	(5,068)	(6,142)
Israel	(5,239)	(5,481)
	(10,307)	(11,623)

F.	Due to the Company’s cumulative losses, the effect of ASC 740 as codified from ASC 740-10 is not material.